Average Annual Total Returns					12 Months Ended	51 Months Ended	72 Months Ended	108 Months Ended	113 Months Ended
		Oct. 04, 2019	May 22, 2015	Jan. 06, 2015	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Oct. 18, 2024
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF [Default Label]
Prospectus [Line Items]
Performance Inception Date			May 22, 2015
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF [Default Label] | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent					(8.39%)		6.78%		3.86%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent					(10.49%)		2.84%		0.88%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent					(5.00%)		3.68%		1.78%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF [Default Label] | Bloomberg Commodity Index
Prospectus [Line Items]
Average Annual Return, Percent					(7.91%)		(7.23%)		4.27%
GraniteShares HIPS US High Income ETF [Default Label]
Prospectus [Line Items]
Performance Inception Date				Jan. 06, 2015
GraniteShares HIPS US High Income ETF [Default Label] | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent					13.77%		5.83%	3.22%
GraniteShares HIPS US High Income ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent					10.17%		2.76%	0.16%
GraniteShares HIPS US High Income ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent					8.00%		3.13%	1.04%
GraniteShares HIPS US High Income ETF [Default Label] | EQM High Income Pass-Through Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]				14.58%		6.58%	3.93%
GraniteShares HIPS US High Income ETF [Default Label] | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent					26.29%		15.69%	12.22%
GraniteShares Nasdaq Select Disruptors ETF [Default Label]
Prospectus [Line Items]
Performance Inception Date		Oct. 04, 2019
GraniteShares Nasdaq Select Disruptors ETF [Default Label] | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent					41.40%	15.60%
GraniteShares Nasdaq Select Disruptors ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent					41.24%	15.46%
GraniteShares Nasdaq Select Disruptors ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent					24.59%	12.45%
GraniteShares Nasdaq Select Disruptors ETF [Default Label] | XOUT U.S. Large Cap Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]				42.94%	19.84%

[1]	Effective March 16, 2023, the Fund’s Index changed from the TFMS HIPS Index to the EQM High Income Pass-Through Securities Index. The inception date for the EQM High Income Pass-Through Securities Index is March 06, 2023.
[2]	Effective August 15, 2023, the Fund’s Index changed from the XOUT US Large Cap Total Return Index to the Nasdaq US Large Cap Select Disruptors Index. The inception date for the Nasdaq US Large Cap Select Disruptors Index is August 07, 2023.